Investing Activities (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
		Jun. 30, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Impairment of equity-method investments			$ 430	$ 1,359	$ 0
Equity earnings (losses)			397	335	228
Equity-method investments			6,701	7,336
Equity-method investment, difference between carrying amount and underlying equity			1,900	2,400
Equity-method investment, payments to purchase or contributions			177	594	468
Equity-method investment, dividends or distributions			742	633	365
Special distribution from equity-method investment			0	396	0
Summarized Financial Position of Equity Method Investments
Current assets			508	773
Noncurrent assets			9,695	9,549
Current liabilities			(412)	(633)
Noncurrent liabilities			(1,484)	(1,450)
Summarized Results of Operations of Equity Method Investments
Gross revenue			1,883	1,707	1,623
Operating income			799	690	534
Net income			726	611	460
Delaware Basin Gas Gathering System [Member]
Schedule of Equity Method Investments [Line Items]
Impairment of equity-method investments			59	503
Equity-method investments			$ 988	977
Equity-method investment, ownership percentage			50.00%
Equity-method investment, payments to purchase or contributions			$ 105	57	20
Equity-method investment, dividends or distributions			39	33	0
Ranch Westex JV LLC [Member]
Schedule of Equity Method Investments [Line Items]
Impairment of equity-method investments			24	0
Appalachia Midstream Investments [Member]
Schedule of Equity Method Investments [Line Items]
Impairment of equity-method investments			294	562
Equity earnings (losses)				(19)
Gain on sale of equity-method investment			27
Equity-method investments	[1]		$ 2,062	2,464
Equity-method investment, ownership percentage			41.00%
Equity-method investment, payments to purchase or contributions			$ 28	93	84
Equity-method investment, dividends or distributions			211	219	130
Utica East Ohio Midstream, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Impairment of equity-method investments			0	241
Equity-method investments			$ 1,448	1,525
Equity-method investment, ownership percentage			62.00%
Equity-method investment, payments to purchase or contributions		$ 357	$ 0	357	57
Equity-method investment, dividends or distributions			92	42	0
Discovery Producer Services LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity-method investments			$ 572	602
Equity-method investment, ownership percentage			60.00%
Equity-method investment, payments to purchase or contributions			$ 0	35	106
Equity-method investment, dividends or distributions			141	116	36
Laurel Mountain Midstream, LLC [Member]
Schedule of Equity Method Investments [Line Items]
Impairment of equity-method investments			50	45
Equity-method investments			$ 324	391
Equity-method investment, ownership percentage			69.00%
Equity-method investment, dividends or distributions			$ 28	31	39
Overland Pass Pipeline Company LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity-method investments			$ 430	445
Equity-method investment, ownership percentage			50.00%
Equity-method investment, dividends or distributions			$ 69	45	27
Caiman Energy II LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity-method investments			$ 426	418
Equity-method investment, ownership percentage			58.00%
Equity-method investment, payments to purchase or contributions			$ 22	0	175
Equity-method investment, dividends or distributions			40	33	13
Gulfstream Natural Gas System, L.L.C. [Member]
Schedule of Equity Method Investments [Line Items]
Equity-method investments			$ 261	293
Equity-method investment, ownership percentage			50.00%
Equity-method investment, dividends or distributions			$ 100	88	81
Special distribution from equity-method investment				396
Contribution to equity-method investment for repayment of debt			148	248
Other [Member]
Schedule of Equity Method Investments [Line Items]
Impairment of equity-method investments			3	8
Equity-method investments			190	221
Equity-method investment, payments to purchase or contributions			22	52	26
Equity-method investment, dividends or distributions			22	26	$ 39
Equity-method investment debt due November 1, 2015 [Member] | Gulfstream Natural Gas System, L.L.C. [Member]
Schedule of Equity Method Investments [Line Items]
Equity-method investment debt				$ 500
Equity-method investment debt due June 1, 2016 [Member] | Gulfstream Natural Gas System, L.L.C. [Member]
Schedule of Equity Method Investments [Line Items]
Equity-method investment debt			$ 300

[1]	Includes equity-method investments in multiple gathering systems in the Marcellus Shale with an approximate average 41 percent interest.